INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The partnership’s intangible assets are presented on a cost basis, net of accumulated amortization and accumulated impairment losses in the condensed consolidated balance sheets. These intangible assets primarily represent the trademark assets related to Center Parcs.

The trademark assets of Center Parcs had a carrying amount of $903 million as of June 30, 2023 (December 31, 2022 - $859 million). They have been determined to have an indefinite useful life as the partnership has the legal right to operate these trademarks exclusively in certain territories in perpetuity. The business model of Center Parcs is not subject to technological obsolescence or commercial innovations in any material way.

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 88

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually and whenever there is an indication that the asset may be impaired. Intangible assets with finite useful lives are amortized over their respective useful lives as listed above. Amortization expense is recorded as part of depreciation and amortization of non-real estate assets expense. The partnership did not identify any impairment indicators as of June 30, 2023 and for the year ended December 31, 2022.
The following table presents the components of the partnership’s intangible assets as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Cost	$1,132	$1,017
Accumulated amortization	(70)	(51)
Total intangible assets	$1,062	$966

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2023 and the year ended December 31, 2022:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Balance, beginning of period	$966	$964
Acquisitions	5	5
Amortization	(13)	(8)
Manager Reorganization(1)	—	108
Acquisition of Foreign Investments(1)	60	—
Foreign currency translation	45	(103)
Impact of deconsolidation due to loss of control and other(1)	(1)	—
Balance, end of period	$1,062	$966
(1)See Note 28, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.